Acquisition of Construction Services Businesses (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed
The preliminary estimated fair values of assets acquired and liabilities assumed as of October 1, 2014, are as follows (in millions of dollars):

Cash, cash equivalents, and restricted cash	$3
Contracts receivable and other receivables	62
Property, plant and equipment	17
Other assets	17
Intangible assets	52
Goodwill	130

Total assets acquired	281
Current liabilities	39
Deferred income tax—long-term	17
Other long-term liabilities	4

Net assets acquired	$221

Schedule of Estimated Future Amortization of Intangible Assets Acquired	The estimated future amortization of the intangible assets acquired in the acquisition for the next five years is as follows (in thousands):

2015	$4,615
2016	3,371
2017	3,371
2018	3,123
2019	2,370

Schedule of Unaudited Pro Forma Consolidated Financial Information

The unaudited pro forma consolidated financial information for fiscal 2014 and fiscal 2013 (assuming the acquisition of Link-Line, W.S. Nicholls, and Brigadier occurred as of the beginning fiscal 2013) is as follows (in thousands of dollars, except per share amounts):

	Year Ended December 31,
	2014	2013
Total operating revenues	$2,295,318	$2,203,272
Net income attributable to Southwest Gas Corporation	$149,588	$143,424
Basic earnings per share	$3.22	$3.10
Diluted earnings per share	$3.19	$3.07

Schedule of Actual Results Included In Consolidated Statements of Income

Actual results from Link-Line, W.S. Nicholls, and Brigadier operations included in the Consolidated Statements of Income since the date of acquisition are as follows (in thousands of dollars):

Year ended December 31, 2014
Construction revenues	$54,264
Net income attributable to Link-Line, W.S. Nicholls, and Brigadier	$1,859